DEBT - Maturities of borrowing arrangements, PPP loans and other government loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total	$ 152,782	$ 187,156
Total debt	134,396	$ 173,233
Borrowing Arrangements
Debt Instrument [Line Items]
2023	7,514
2024	145,268
2025	0
2026	0
2027	0
Thereafter	0
Total	152,782
Less: Loan origination fees	(18,386)
Total debt	134,396
PPP and Other Governmental Loans
Debt Instrument [Line Items]
2023	72
2024	20
2025	20
2026	21
2027	21
Thereafter	77
Total	231
Less: Loan origination fees	0
Total debt	$ 231